RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of holding company and related parties transactions [Line Items]
Short-term benefits	$ 4,839	$ 6,026	$ 3,511
Share-based payments	84	459	0
Total director's remuneration	$ 4,923	$ 6,485	$ 3,511